SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Due from related parties	$ 135,434	$ 108,387
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 135,434	$ 108,387